Investment Properties	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Investment Properties
17.	INVESTMENT PROPERTIES
For the year ended December 31, 2022

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2022	$35,572	$16,376,098	$10,042,678	$26,454,348
Additions	-	114,786	-	114,786
Disposals	-	(9,770)	-	(9,770)
Reclassification	-	39,158	(10,314)	28,844

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Effects of foreign currency exchange differences	$-	$237,171	$143,516	$380,687

Balance at December 31, 2022	$35,572	$16,757,443	$10,175,880	$26,968,895

Accumulated depreciation

Balance at January 1, 2022	$-	$3,272,146	$1,037,415	$4,309,561
Depreciation expenses	-	779,431	327,583	1,107,014
Disposals	-	(8,354)	-	(8,354)
Reclassification	-	(198,631)	(12,186)	(210,817)
Effects of foreign currency exchange differences	-	23,515	18,884	42,399

Balance at December 31, 2022	$-	$3,868,107	$1,371,696	$5,239,803

Carrying amount at December 31, 2022	$35,572	$12,889,336	$8,804,184	$21,729,092

For the year ended December 31, 2023

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2023	$35,572	$16,757,443	$10,175,880	$26,968,895
Additions	-	35,304	-	35,304
Reclassification	-	(182,588)	(12,233)	(194,821)
Effects of foreign currency exchange differences	-	(298,273)	(171,087)	(469,360)

Balance at December 31, 2023	$35,572	$16,311,886	$9,992,560	$26,340,018

Accumulated depreciation

Balance at January 1, 2023	$-	$3,868,107	$1,371,696	$5,239,803
Depreciation expenses	-	766,322	325,557	1,091,879
Reclassification	-	(51,031)	(4,309)	(55,340)
Effects of foreign currency exchange differences	-	(80,078)	(25,362)	(105,440)

Balance at December 31, 2023	$-	$4,503,320	$1,667,582	$6,170,902

Carrying amount at December 31, 2023	$35,572	$11,808,566	$8,324,978	$20,169,116

For the year ended December 31, 2024

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2024	$35,572	$16,311,886	$9,992,560	$26,340,018
Additions	-	15,145	-	15,145
Disposals	-	(62)	-	(62)
Reclassification	-	(88,176)	159	(88,017)
Effects of foreign currency exchange differences	-	845,530	520,026	1,365,556

Balance at December 31, 2024	$35,572	$17,084,323	$10,512,745	$27,632,640

Accumulated depreciation

Balance at January 1, 2024	$-	$4,503,320	$1,667,582	$6,170,902
Depreciation expenses	-	748,055	331,204	1,079,259
Disposals	-	(28)	-	(28)
Reclassification	-	(9,340)	54	(9,286)
Effects of foreign currency exchange differences	-	241,359	95,390	336,749

Balance at December 31, 2024	$-	$5,483,366	$2,094,230	$7,577,596

Carrying amount at December 31, 2024	$35,572	$11,600,957	$8,418,515	$20,055,044

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2024	$1,085	$497,466	$304,744	$803,295
Additions	-	462	-	462
Disposals	-	(2)	-	(2)
Reclassification	-	(2,689)	5	(2,684)
Effects of foreign currency exchange differences	-	25,786	15,859	41,645

Balance at December 31, 2024	$1,085	$521,023	$320,608	$842,716

Accumulated depreciation

Balance at January 1, 2024	$-	$137,338	$50,856	$188,194
Depreciation expenses	-	22,813	10,101	32,914
Disposals	-	(1)	-	(1)
Reclassification	-	(284)	2	(282)

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Effects of foreign currency exchange differences	$-	$7,361	$2,909	$10,270

Balance at December 31, 2024	$-	$167,227	$63,868	$231,095

Carrying amount at December 31, 2024	$1,085	$353,796	$256,740	$611,621

Right-of-use assets included in investment properties were leasehold land located in Shanghai and were subleased under operating leases.
The abovementioned investment properties were leased out for 1 to 20 years, with an option to extend for an additional lease term. The lease contracts contain market review clauses in the event that the lessees exercise their options to extend. The lessees do not have bargain purchase options to acquire the investment properties at the expiry of the lease term.
In addition to fixed lease payments, some of the lease contracts also indicated that the lessees should make variable payments determined at a specific percentage of the excess of respective lessee’s monthly revenues over a specific amount.
The total lease payments to be received in the future under operating leases of investment properties were as follows:

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Year 1	$1,596,827	$1,553,091	$47,365
Year 2	1,333,442	1,333,489	40,668
Year 3	1,154,877	1,041,709	31,769
Year 4	893,353	768,824	23,447
Year 5	687,266	644,958	19,669
Year 6 onwards	1,777,808	1,247,966	38,059

	$7,443,573	$6,590,037	$200,977

The investment properties were depreciated on a straight-line basis over the following useful lives:

Main buildings	10-40 years
Right-of-use assets	10-50 years
Because the market conditions were severely affected by COVID-19 in 2022, the Group agreed to provide unconditional rent concessions for some lease contracts. The rent concessions were accounted for as adjustments to related income over the remaining lease term. For the year ended December 31, 2022, total amount from the rent concessions was NT$114,538 thousand.

The fair value of the investment properties was measured using the market approach and the income approach based on
Level
3 inputs by independent professional appraisers. The significant unobservable inputs were discount rates. The fair value of the investment properties was as follows:

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

Fair value	$34,789,532		$34,684,323		$1,057,771

Refer to Note 36 for the carrying amount of the investment properties that had been pledged by the Group to secure borrowings.